Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by a major shareholder of the Company	Purchase and operating leases
Longliqi International (NIG) Limited	Controlled by a major shareholder of the Company	Sales
Longrich Goalbridge Company Limited	Controlled by a major shareholder of the Company	Sales
Longrich America Int’l, Inc.	Controlled by a major shareholder of the Company	Sales
Longrich Bioscience (M) Berhad	Controlled by a major shareholder of the Company	Sales
Jowell Holdings Limited	Controlled by a major shareholder of the Company	Operating support

Due to related parties:

The balance in due to related parties account amounted to $528,472 and $178,816 as of December 31, 2023 and 2022, respectively. These dues to related parties, subsidiaries of Longrich Group and Jowell Holdings Limited, are typically short-term in nature, interest-free and due upon demand.

Related party lease:

As of December 31, 2023, the Company had five leases from its related party, subsidiaries of Longrich Group, which are controlled by a major shareholder of the Company. The Company is obligated to pay a quarter base rent under these lease agreements. See Note 14 for further discussion.

Related party purchases:

The Company periodically purchases merchandise from Longrich Group and its subsidiaries during the ordinary course of business. The purchases made from Longrich Group were $34,258,761, $44,886,549 and $73,876,430 for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had accounts payable of $194,818 and $1,806,352 related to these purchases.

Related party sales:

The Company made sales to related parties controlled by a major shareholder of the Company, in the amount of $6,853, $160,055 and $1,521,566 for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had accounts receivable of $47,040 and $285,530 related to these sales.